As filed with the Securities and Exchange Commission on March 10, 2010

Securities Act Registration No. 2-27058

Investment Company Act File No. 811-1519

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 57

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 35

State Farm Associates’ Funds Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (800) 447-4930

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to rule 485(b)

☒	on April 1, 2010 pursuant to rule 485(b)

☐	60 days after filing pursuant to rule 485(a)(1)

☐	on May 1, 2010 pursuant to rule 485(a)(1)

☐	75 days after filing pursuant to rule 485(a)(2)

☐	on pursuant to rule 485(a)(2)

EXPLANATORY NOTE

This Post-Effective Amendment No. 57 under the Securities Act of 1933 (the “1933 Act”) to the Registration Statement of State Farm Associates’ Funds Trust hereby incorporates by reference all of the information set forth in Post- Effective Amendment No. 56 under the 1933 Act which was filed on January 11, 2010. The sole purpose of this Post-Effective Amendment is to delay the effectiveness of Post-Effective Amendment No. 56 until April 1, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Associates’ Fund Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 10th day of March 2010.

STATE FARM MUTUAL FUND TRUST

BY:	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
Trustee and President

Pursuant to the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

EDWARD B. RUST, JR.	Trustee and President	March 10, 2010

*MICHAEL L. TIPSORD	Trustee, Senior Vice President and Treasurer	March 10, 2010

*THOMAS M. MENGLER	Trustee	March 10, 2010

*JAMES A. SHIRK	Trustee	March 10, 2010

*DONALD A. ALTORFER	Trustee	March 10, 2010

*VICTOR J. BOSCHINI	Trustee	March 10, 2010

*DAVID L. VANCE	Trustee	March 10, 2010

*ALAN R. LATSHAW	Trustee	March 10, 2010

*ANITA M. NAGLER	Trustee	March 10, 2010

*BY:	/S/ DAVID MOORE
David Moore
Attorney-In-Fact

March 10, 2010

*Powers of attorney authorizing David Moore, among others, to execute this Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and are incorporated by reference from post-effective amendment number 55 on Form N-1A, No. 2-27058 filed March 31, 2009.